INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSET, NET	Intangible asset, net consists of the following:
	As of December 31,
	2023	2022
At cost:
Software platform	$101,817	$102,114
Less: accumulated amortization	(64,484)	(44,249)
Total	$37,333	$57,865